TAXATION - Income (loss) before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Total income (loss) before income taxes	¥ 325,748	¥ (208,902)	¥ 290,188
Deferred income tax expense (benefit)	(986)	60,516
CHINA
TAXATION
Total income (loss) before income taxes	329,873	335,102	291,928
HONG KONG
TAXATION
Total income (loss) before income taxes	1,549	(515)	(427)
Current income tax expense	128
Cayman Islands
TAXATION
Total income (loss) before income taxes	(5,853)	(543,135)	(1,354)
UNITED STATES
TAXATION
Total income (loss) before income taxes	184	286
Current income tax expense	134
British Virgin Islands
TAXATION
Total income (loss) before income taxes	¥ (5)	¥ (640)	¥ 41